Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
DEBT

8 - DEBT

Total outstanding debt of the Company is comprised of the following, including convertible notes:

September 30, 2025	Principal	Debt Discount	Total
Revolving Loan Facility	$14,000,000	$-	$14,000,000
Convertible note payable, net	1,750,000	(199,599)	1,550,401
Notes payable	1,762,415	-	1,762,415
Total	$17,512,415	$(199,599)	$17,312,816

December 31, 2024	Principal	Debt Discount	Total
Revolving Loan Facility	$12,700,000	$-	$12,700,000
Convertible note payable	1,200,000	(1,102,684)	97,316
Total	$13,900,000	$(1,102,684)	$12,797,316

Revolving Loan Facility

In June 2021, Private Veea entered into a revolving loan agreement (the “2021 Revolving Loan Agreement”) with First Republic Bank, which was subsequently acquired by JPMorgan Chase, (the “Bank”) providing up to $14.0 million of advances (collectively, the “Loan”). The Loan accrues interest at a variable rate based on an index rate established by reference to the average 12-month trailing one-year US treasuries plus a spread of 1.80% per annum and a minimum floor rate of 1.5% per annum. Interest is payable monthly in cash. Private Veea was not required to provide collateral for the advances or comply with any covenants. The advances were secured by a lien on certain personal assets of the CEO. In consideration for the security provided by the CEO, Private Veea issued common stock warrants (the “Related Party Common Stock Warrants”) to NLabs, a principal shareholder of the Company and affiliate of Allen Salmasi (“NLabs”), in consideration for the CEO’s guaranteeing the advances. See Note 12 for further information. In December 2023, Private Veea repaid $5,000,000 of the principal balance of the Loan. Following the acquisition of First Republic, the Loan was transferred to the Bank. There were no borrowings during the three months ended September 30, 2025, and $1.3 million of borrowings during the nine months ended September 30, 2025. As of September 30, 2025, the outstanding principal amount of the Loan was $14.0 million, and there is no availability to borrow additional funds.

Convertible Notes Payable

Business Combination Convertible Notes Payable

Simultaneously with the closing of the Business Combination, the Company and Private Veea issued convertible notes under note purchase agreements (the “Note Purchase Agreements”) with certain accredited investors unaffiliated with the Company and Private Veea (each, an “Investor”) for the sale of unsecured subordinated convertible promissory notes (the “September 2024 Notes”) as part of a private placement offering of up to $15.0 million in purchase price for such September 2024 Notes in the aggregate (the “Financing Closing”). The Company received $1.45 million in proceeds from the issuance of its convertible promissory notes. In addition to a September 2024 Note, each Investor received, as a transfer from NLabs Inc., an affiliated of Allen Salmasi, our Chief Executive Officer (“NLabs”), immediately prior to the Financing Closing, a number of shares of Private Veea’s Series A-1 Preferred Stock that upon the Closing became a number of registered shares of Common Stock equal to such Investors’ original principal note loan amount under their respective notes divided by $7.50 (the “Transferred Shares”). 2.0 million Transfer Shares were delivered to Investors at the Financing Closing. The Note Purchase Agreements include customary registration rights.

The Transferred Shares were recorded at a fair value of $21.6 million on the Company’s consolidated financial statements at issuance, which reflected a significant discount to the face amount of the September 2024 Notes. In addition to the cash received at the Financing Closing, one of the Investors committed to purchase approximately $13.6 million (the “Commitment Amount”) of September 2024 Notes, on or prior to November 15, 2024, which date was subsequently extended to December 15, 2024. On December 31, 2024, the Company and one of the Investors entered into a mutual Settlement and Release Agreement pursuant to which the Company agreed to terminate the Investor’s obligation to purchase a note in the Commitment Amount and provided for a mutual release of claims, in exchange for a payment to the Company of an aggregate amount of approximately $5.4 million, which amount includes payments previously made to the Company in respect of the Commitment Amount. As the Company received approximately $1.5 million of the total expected $15.0 million proceeds at the Financing Closing, a proportional amount (approximately $19.5 million) of the substantial discount was deferred and recorded as a deferred financing asset on the Company’s consolidated financial statements. At December 31, 2024, the deferred financing assets were reversed on the Company’s consolidated financial statements.

The Company and VeeaSystems Inc. (“VeeaSystems”) are co-borrowers under each September 2024 Note (together, the “Borrowers”) and are jointly responsible for the obligations to each Investor thereunder. Each September 2024 Note has a maturity date of 18 months after the Financing Closing but is prepayable in whole or in part by the Borrowers at any time without penalty. The outstanding obligations under each September 2024 Note accrues interest at a rate equal to the Secured Overnight Financing Rate plus 2% per annum, adjusted quarterly, but interest is only payable upon the maturity date of the September 2024 Note as long as there is no event of default thereunder. Each September 2024 Note is unsecured and expressly subordinated to any senior debt of the Borrowers. The September 2024 Notes and the Note Purchase Agreements do not include any operational or financial covenants for the Borrowers. Each September 2024 Note includes customary events of default including, without limitation, failure to pay amounts due on the maturity date, failure to otherwise comply with the Borrowers’ covenants or for Borrower insolvency events, in each case, with customary cure periods. Upon an event of default, the Investor may accelerate all obligations under its September 2024 Note and the Borrowers will be required to pay for the Investor’s reasonable out-of-pocket collection costs.

The outstanding obligations under each September 2024 Note are convertible in whole or in part into shares of Common Stock (the “Conversion Shares”) at a conversion price of $7.50 per share (subject to equitable adjustment for stock splits, stock dividends and the like with respect to the Common Stock after the Financing Closing) (the “Conversion Price”) at any time after the Financing Closing at the sole election of the Investor. The outstanding obligations under each September 2024 Note will automatically convert at the Conversion Price if (i) the Company or its subsidiaries consummate one or more additional financings for equity or equity-linked securities for at least $20 million in the aggregate or makes one or more significant acquisitions valued in the aggregate (based on the consideration provided by the Company and its subsidiaries) to be at least $20 million, (ii) the Investors holding a majority of the aggregate outstanding obligations under the September 2024 Notes expressly agree to convert all obligations under the September 2024 Notes or (iii) the Common Stock trades with an average daily VWAP of at least $10.00 (subject to equitable adjustment for stock splits, stock dividends and the like with respect to the Common Stock after the Financing Closing) for ten (10) consecutive trading days. The obligations under each September 2024 Note will also automatically convert in connection with a Brokerage Transfer, as described below.

The Conversion Shares were initially subject to a lock-up for a period of 6 months after the Financing Closing. The Transferred Shares were not subject to any lock-up restrictions, but for a period of 6 months after the Closing they were separately designated by the Transfer Agent and kept as book entry shares on the Transfer Agent’s records and were not be eligible to be held by DTC without the Investor first notifying the Company of its intent to transfer any such Transferred Shares to a brokerage account and/or to be held by DTC or another nominee (a “Brokerage Transfer”). If the Investor provided such notice or otherwise has any Transferred Shares subject to a Brokerage Transfer within 6 months after the Closing, a portion of the outstanding obligations under such Investor’s Note would automatically convert into a number of Conversion Shares equal to the number of Transferred Shares subject to such Brokerage Transfer, and the lock-up period for such Conversion Shares would be extended for an additional 6 months to 12 months after the Financing Closing. As of September 30, 2025, $700,000 in aggregate principal amount of the September 2024 Notes, together with associated interest, had automatically converted upon the occurrence of a Brokerage Transfer.

The Company reviewed the conversion feature granted in the notes under ASC 815, “Derivatives and Hedging” (“ASC 815”), and concluded that the conversion price was based on a variable (enterprise value) that was not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815 - 40 and is therefore considered a conversion option liability that should be bifurcated from the debt host. As the fair value of the conversion option liability exceeded the net proceeds received, in accordance with ASC 470-20, the Company recorded the conversion option liability at fair value with the excess of the fair value over the net proceeds received recognized as a loss in earnings. See Note 15 for further information.

Convertible Notes Payable Issued in connection with Crowdkeep Acquisition

On April 17, 2025, and May 13, 2025, the Company and the majority stockholder of the Seller (“Crowdkeep Investor”), entered into two Note Purchase Agreements (the “Crowdkeep Note Purchase Agreements”). Pursuant to the Crowdkeep Note Purchase Agreements, the Crowdkeep Investor loaned to the Company an aggregate of $1,000,000 in two tranches (the “Crowdkeep Loans”), of which $500,000 was provided on April 17, 2025 and $500,000 was provided on May 13, 2025. In connection with the entry into the Crowdkeep Note Purchase Agreements the Company issued to the Crowdkeep Investor unsecured convertible promissory notes (the “Crowdkeep Convertible Notes”). The Crowdkeep Convertible Notes have an aggregate principal amount of $1,000,000, and the interest under the Crowdkeep Convertible Notes accrues at an annual rate of 8%. The maturity date of the Crowdkeep Convertible Notes are April 17, 2026, and May 13, 2026, respectively.

Pursuant to the terms of the Convertible Notes, upon an event of default, the outstanding principal amount of the applicable Crowdkeep Convertible Note, plus accrued but unpaid interest, will become immediately due and payable in full. Events of default include failure to pay any principal or interest amounts under the Crowdkeep Convertible Notes, failure to perform covenants in the Crowdkeep Convertible Notes and certain bankruptcy and insolvency conditions of the Company. The Company may prepay all or any portion of the Crowdkeep Convertible Notes at any time. The Crowdkeep Convertible Notes are convertible, in whole or in part, into shares of Common Stock (the “Crowdkeep Conversion Shares”) at the option of the Crowdkeep Investor, at a price per share of $5.00 subject to certain equitable adjustments. The Crowdkeep Convertible Notes will automatically convert on the date that the closing price of the Common Stock is at $7.50 or above for ten (10) consecutive trading days within any consecutive thirty (30) trading day period, equal to the lesser of (i) $7.50 per share and (ii) 20% multiplied by the VWAP (calculated as set forth in the Crowdkeep Convertible Notes) for the prior consecutive thirty (30) trading day period, in each case subject to certain equitable adjustments. The Crowdkeep Note Purchase Agreements and Crowdkeep Convertible Notes include other customary terms and conditions.

7 - DEBT

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:

December 31, 2024	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$12,700,000	$-	$-	$12,700,000
Convertible note payable	1,200,000	(1,102,684)	-	97,316
Total	$13,900,000	$(1,102,684)	$-	$12,797,316

December 31, 2023	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$-	$-	$9,000,000
Other related party debt (Note 11)	12,598,000	-	2,272,993	14,870,993
Total	$21,598,000	$-	$2,272,993	$23,870,993

Revolving Loan Facility

In June 2021, the Company entered into a revolving loan agreement (the “2021 Revolving Loan Agreement”)with First Republic Bank , which was subsequently acquired by JPMorgan Chase, (the “Bank”) providing up to $14,000,000 of advances (collectively, the “Loan”). The Loan accrues interest at a variable rate based on an index rate established by reference to the average 12-month trailing one-year US treasuries plus a spread of 1.80% per annum and a minimum floor rate of 1.5% per annum. Interest is payable monthly in cash. The Company was not required to provide collateral for the advances or comply with any covenants. The advances were secured by a lien on certain personal assets of the CEO. In consideration for the security provided by the CEO, the Company issued common stock warrants (the “Related Party Common Stock Warrants”) to NLabs a significant shareholder of the Company (“NLabs”) in consideration for the CEO’s guaranteeing the advances. See Note 12  – Related Party Transactions, Common Stock Warrants. In December 2023, the Company repaid $5,000,000 of the principal balance of the Loan. Following the acquisition of First Republic the Loan was transferred to the Bank. As of December 31, 2024, the outstanding principal amount of the Loan was $12.7 million and $1.3 million is available for borrowing.

Convertible Note Payable

Simultaneously with the closing of the Business Combination, the Company and Private Veea issued convertible notes under note purchase agreements (the “Note Purchase Agreements”) with certain accredited investors unaffiliated with the Company and Private Veea (each, an “Investor”) for the sale of unsecured subordinated convertible promissory notes (the “September 2024 Notes”) as part of a private placement offering of up to $15 million in purchase price for such September 2024 Notes in the aggregate (the “Financing Closing”). The Company received $1.45 million in proceeds from the issuance of its convertible promissory note with a commitment from a convertible note purchaser for the remaining unfunded amount of $13.6 million, which is to be funded on or prior to November 15, 2024, subsequently extended to December 15, 2024. In addition to a September 2024 Note, each Investor received as a transfer from NLabs immediately prior to the Financing Closing a number of shares of Private Veea’s Series A-1 Preferred Stock that upon the Closing became a number of registered shares of our common stock equal to such Investors’ original principal note loan amount under their respective notes divided by $7.50 (the “Transferred Shares”). 2,000,000 Transfer Shares were delivered to Investors at the Financing Closing. The Note Purchase Agreements include customary registration rights.

The Transferred Shares were recorded at a fair value of $21.6 million on the Company’s consolidated financial statements, which reflected a significant discount to the face amount of the September 2024 Notes, In addition to the cash received at the Financing Closing, one of the Investors committed to purchase approximately $13.6 million (the “Commitment Amount”) of September 2024 Notes, on or prior to November 15, 2024, which date was subsequently extended to December 15, 2024. On December 31, 2024, the Company and the Investor entered into a mutual Settlement and Release Agreement pursuant to which the Company agreed to terminate the Investor’s obligation to purchase a note in the Commitment Amount and provided for a mutual release of claims, in exchange for a payment to the Company of an aggregate amount of approximately $5.4 million, which amount includes payments previously made to the Company in respect of the Commitment Amount. As the Company received approximately $1.5 million of the total expected $15 million proceeds at the Financing Closing, a proportional amount (approximately $19.5 million) of the substantial discount had been deferred and recorded as a deferred financing asset on the Company’s consolidated financial statements. At December 31, 2024, the deferred financing assets was reversed on the Company’s consolidated financial statements.

The Company and Private Veea are co-borrowers under each September 2024 Note (together, the “Borrowers”) and are jointly responsible for the obligations to each Investor thereunder. Each September 2024 Note has a maturity date of 18 months after the Financing Closing but is prepayable in whole or in part by the Borrowers at any time without penalty. The outstanding obligations under each September 2024 Note accrues interest at a rate equal to the Secured Overnight Financing Rate plus 2% per annum, adjusted quarterly, but interest is only payable upon the maturity date of the September 2024 Note as long as there is no event of default thereunder. Each September 2024 Note is unsecured and expressly subordinated to any senior debt of the Borrowers. The September 2024 Notes and the Note Purchase Agreements do not include any operational or financial covenants for the Borrowers. Each September 2024 Note includes customary events of default for failure to pay amounts due on the maturity date, for failure to otherwise comply with the Borrowers’ covenants thereunder or for Borrower insolvency events, in each case, with customary cure periods, and upon an event of default, the Investor may accelerate all obligations under its September 2024 Note and the Borrowers will be required to pay for the Investor’s reasonable out-of-pocket collection costs.

The outstanding obligations under each September 2024 Note are convertible in whole or in part into shares of our common stock (the “Conversion Shares”) at a conversion price of $7.50 per share (subject to equitable adjustment for stock splits, stock dividends and the like with respect to our common stock after the Financing Closing) (the “Conversion Price”) at any time after the Financing Closing at the sole election of the Investor. The outstanding obligations under each September 2024 Note will automatically convert at the Conversion Price if (i) the Company or its subsidiaries consummate one or more additional financings for equity or equity-linked securities for at least $20 million in the aggregate or makes one or more significant acquisitions valued in the aggregate (based on the consideration provided by the Company and its subsidiaries) to be at least $20 million, (ii) the Investors holding a majority of the aggregate outstanding obligations under the September 2024 Notes expressly agree to convert all obligations under the September 2024 Notes or (iii) the our common stock trades with an average daily VWAP of at least $10.00 (subject to equitable adjustment for stock splits, stock dividends and the like with respect to our common stock after the Financing Closing) for ten (10) consecutive trading days. The obligations under each September 2024 Note will also automatically convert in connection with a Brokerage Transfer, as described below.

The September 2024 Notes and the Conversion Shares are subject to a lock-up for a period of 6 months after the Financing Closing (subject to early release for a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their equity holdings in the Company for cash, securities or other property, and subject to customary permitted transfer exceptions). The Transferred Shares are not be subject to any lock-up restrictions, but for a period of 6 months after the Closing they will be separately designated by the Transfer Agent and kept as book entry shares on the Transfer Agent’s records and will not be eligible to be held by DTC without the Investor first notifying the Company of its intent to transfer any such Transferred Shares to a brokerage account and/or to be held by DTC or another nominee (a “Brokerage Transfer”). If the Investor provides such notice or otherwise has any Transferred Shares subject to a Brokerage Transfer within 6 months after the Closing, a portion of the outstanding obligations under such Investor’s Note will automatically convert into a number of Conversion Shares equal to the number of Transferred Shares subject to such Brokerage Transfer, and the lock-up period for such Conversion Shares will be extended for an additional 6 months to 12 months after the Financing Closing. As of December 31, 2024, $250,000 in aggregate principal amount of the September 2024 Notes, together with associated interest, had automatically converted upon the occurrence of a Brokerage Transfer.

The Company reviewed the conversion feature granted in the notes under ASC 815 and concluded that the conversion price was based on a variable (enterprise value) that was not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40 and is therefore considered a conversion option liability that should be bifurcated from the debt host. As the fair value of the conversion option liability exceeded the net proceeds received, in accordance with ASC 470-20, the Company recorded the conversion option liability at fair value with the excess of the fair value over the net proceeds received recognized as a loss in earnings. See Note 14 “Fair Value Measurements” for further information.